Contract Liabilities - Summary of Unsatisfied Performance Obligation of Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 3,034,616	₺ 4,439,044
Not later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	52.00%
Later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	48.00%
Telecommunications service [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 2,100,700	3,039,176
Equipment revenues [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 933,916	₺ 1,399,868